Schedule of investments
Delaware Ivy VIP Pathfinder Conservative
September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.96%
Fixed Income Funds — 55.77%
Delaware Ivy VIP Corporate Bond Class II	5,189,293	$22,573,426
Delaware Ivy VIP High Income Class I	368,851	1,025,407
Delaware Ivy VIP Limited-Term Bond Class II	4,560,864	20,888,754
		44,487,587
Global / International Equity Fund — 9.93%
Delaware Ivy VIP International Core Equity Class II	526,129	7,918,239
		7,918,239
US Equity Funds — 34.26%
Delaware Ivy VIP Core Equity Class II	620,488	7,048,750
Delaware Ivy VIP Growth Class II	804,715	7,049,304
Delaware Ivy VIP Mid Cap Growth Class I	343,753	3,066,280
Delaware Ivy VIP Small Cap Growth Class II	116,769	637,557
Delaware Ivy VIP Smid Cap Core Class II	263,848	2,693,887
Delaware Ivy VIP Value Class II	1,490,929	6,828,454
		27,324,232
Total Affiliated Mutual Funds (cost $101,166,324)		79,730,058

	Number of shares	Value (US $)

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	49,532	$ 49,532
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	49,532	49,532
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	49,533	49,533
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	49,532	49,532
Total Short-Term Investments (cost $198,129)		198,129

Total Value of Securities—100.21% (cost $101,364,453)		79,928,187
Liabilities Net of Receivables and Other Assets—(0.21%)		(167,797)
Net Assets Applicable to 21,143,269 Shares Outstanding—100.00%		$79,760,390
NQ- IV046 [0923] 1123 (3217149)    1